Exhibit 99.2

CHASE ISSUANCE TRUST

Asset Pool One Monthly Servicer’s Certificate

Monthly Period: August 2006

1.	Capitalized terms used in this certificate have their respective meanings set forth in the Second Amended and Restated Indenture, dated as of March, 14, 2006 (as amended, supplemented or otherwise modified, the “Indenture”), and the Amended and Restated Asset Pool One Supplement, dated as of October 15, 2004 (as amended, supplemented or otherwise modified, the “Asset Pool One Supplement”), each between the Chase Issuance Trust and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent, and, with respect to the First USA Credit Card Master Trust, the Second Amended and Restated Pooling and Servicing Agreement, dated as of March 14, 2006 (as amended, supplemented or otherwise modified, the “FUSA Pooling and Servicing Agreement”), by and between Chase Bank USA, National Association and The Bank of New York (Delaware), as trustee, or, with respect to the Chase Credit Card Master Trust, the Fourth Amended and Restated Pooling and Servicing Agreement, dated as of March 14, 2006 (as amended, supplemented or otherwise modified, the “Chase Pooling and Servicing Agreement”), by and between Chase Bank USA, National Association, as transferor and as servicer, and The Bank of New York, as trustee of the Chase Credit Card Master Trust.

2.	Chase Bank USA, National Association is, as of the date hereof, the Transferor, Servicer and Administrator under the Transfer and Servicing Agreement.

3.	The undersigned is a Servicing Officer.

4.	Collateral of Asset Pool One

		Beginning Balance	Ending Balance	Highest Invested Amount during the Monthly Period*
	Collateral Certificates:
	First USA Credit Card MT 2002-CC *	30,000,000,000.00	30,000,000,000.00	30,000,000,000.00
	Chase Credit Card MT 2004-CC *	3,000,000,000.00	3,000,000,000.00	3,000,000,000.00
	Principal Receivables	15,902,895,538.27	17,446,895,349.35
	Excess Funding Amount	0.00	0.00

	TOTAL	48,902,895,538.27	50,446,895,349.35

5a.	The Nominal Liquidation Amount of all Asset Pool One Notes as of the last day of the related Monthly Period
	CHASEseries			43,610,000,000.00

	TOTAL			43,610,000,000.00
5b.	Asset Pool One Transferor Amount for the related Monthly Period			6,836,895,349.35
5c.	Asset Pool One Required Transferor Amount for the related Monthly Period			697,875,813.97
5d.	Asset Pool One Pool Balance for the related Monthly Period			50,446,895,349.35
5e.	Asset Pool One Minimum Pool Balance for the related Monthly Period			43,610,000,000.00
6a.	The aggregate amount of Collections of Principal Receivables received by Asset Pool One for the related Monthly Period			10,708,314,079.68
6b.	The aggregate amount of Collections of Principal Receivables allocated pursuant to Section 3.3 of the Asset Pool One Supplement for the related Monthly Period
	CHASEseries		88.89%	9,519,119,071.65

	TOTAL		88.89%	9,519,119,071.65
7a.	The aggregate amount of Collections of Finance Charge Receivables received by Asset Pool One for the related Monthly Period			704,521,714.47
7b.	The aggregate amount of Collections of Finance Charge Receivables allocated pursuant to subsection 3.2(a) of the Asset Pool One Supplement for the related Monthly Period
	CHASEseries		88.89%	626,282,161.57

	TOTAL		88.89%	626,282,161.57
8a.	The Asset Pool One Servicing Fee for the related Monthly Period			61,322,583.20
8b.	The Asset Pool One Servicing Fee allocated to each Series pursuant to subsection 3.4(b) of the Asset Pool One Supplement for the related Monthly Period
	CHASEseries		88.89%	54,512,500.00

	TOTAL		88.89%	54,512,500.00

*	Used for allocation purposes.

9a.	The Asset Pool One Default Amount for the related Monthly Period		150,638,893.48
9b.	The Asset Pool One Default Amount allocated to each Series pursuant to subsection 3.2(b) of the Asset Pool One Supplement for the related Monthly Period
	CHASEseries	88.89%	133,909,927.67

	TOTAL	88.89%	133,909,927.67
10.	The percentage of outstanding balances in Asset Pool One that were delinquent as of the close of business on the last day of the related Monthly Period
	30-59 days		0.90%
	60-89 days		0.61%
	90-119 days		0.51%
	120-149 days		0.43%
	150-179 days		0.44%
	180 or more days		0.00%

	TOTAL		2.89%

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate on this date September 13, 2006.

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia Garvey
Patricia Garvey
Vice President